Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11. Subsequent Events

On December 30, 2012, the Company changed its fiscal year solely for financial accounting purposes such that the Company’s fiscal year will now end on June 30 of each calendar year. As a result of such change, the current financial accounting fiscal year will end on June 30, 2013. For financial accounting purposes, the period from March 1, 2012 until June 30, 2012 is treated as a transitional period